Trade Payables and Accrued Liabilities - Summary of Trade Payables and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Trade and other current payables [abstract]
Trade payables	$ 344	$ 477
Amounts due to related parties (Note 9)	13	1
Accrued liabilities	27	78
Trade payables and accrued liabilities	$ 384	$ 556